Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of computation of basic and diluted earnings (Losses) per share
Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2017	2018	2019
	Ordinary shares	Ordinary shares	Class A ordinary shares	Class A ordinary shares	Class B ordinary shares	Class B ordinary shares
	RMB	RMB	RMB	US$	RMB	US$
Earnings (loss) per share—basic
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	1,348,194	1,166,909	(97,017)	(13,937)	(216,960)	(31,164)
Accretion of redeemable noncontrolling interests	(13,451)	(37,714)	(9,228)	(1,326)	(20,637)	(2,964)
Dilution effect arising from share-based awards issued by subsidiaries	—	(14)	(101)	(15)	(225)	(32)

Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	1,334,743	1,129,181	(106,346)	(15,278)	(237,822)	(34,160)

Denominator:
Weighted average number of ordinary shares outstanding	1,394,303,326	1,403,089,609	423,023,853	423,023,853	946,017,565	946,017,565

Earnings (loss) per share—basic	0.9573	0.8048	(0.2514)	(0.0361)	(0.2514)	(0.0361)

Earnings (loss) per share—diluted
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	1,334,743	1,129,181	(106,346)	(15,278)	(237,822)	(34,160)
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	—	—	(237,822)	(34,160)	—	—

Net income (loss) attributable to ordinary shareholders	1,334,743	1,129,181	(344,168)	(49,438)	(237,822)	(34,160)

Denominator:
Weighted average ordinary shares outstanding	1,394,303,326	1,403,089,609	423,023,853	423,023,853	946,017,565	946,017,565
Dilutive effect of Share-based awards	30,851,512	37,325,240	—	—	—	—
Conversion of Class B into Class A ordinary shares	—	—	946,017,565	946,017,565	—	—

Denominator used for earnings (loss) per share	1,425,154,838	1,440,414,849	1,369,041,418	1,369,041,418	946,017,565	946,017,565

Earnings ( loss ) per share—diluted	0.9366	0.7839	(0.2514)	(0.0361)	(0.2514)	(0.0361)

Earnings ( l oss) per ADS:
Denominator used for earnings (loss) per ADS—basic	139,430,333	140,308,961	42,302,385	42,302,385
Denominator used for earnings (loss) per ADS—diluted	142,515,484	144,041,485	136,904,142	136,904,142
Earnings (loss) per ADS—basic	9.5728	8.0478	(2.5140)	(0.3611)

Earnings (loss) per ADS—diluted	9.3656	7.8393	(2.5140)	(0.3611)